BASIS OF PREPARATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of Preparation (Details)	6 Months Ended
	Jun. 30, 2025 variable_interest_entity segment	Jun. 30, 2024 variable_interest_entity
Accounting Policies [Abstract]
VIE, number of entities consolidated | variable_interest_entity	0	2
Number of operating segments	1
Number of reportable segments	1